Summary of Existing Stock Based Compensation Plans and Outstanding Shares (Parenthetical) (Detail)				12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended										3 Months Ended									3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Resolution Performance 2000 Stock Option Plan	Dec. 31, 2012 Resolution Performance 2000 Stock Option Plan Options Modified	Dec. 31, 2012 Resolution Performance 2000 Non-Employee Directors Option Plan	Dec. 31, 2012 Resolution Performance 2000 Non-Employee Directors Option Plan Options Modified	Dec. 31, 2012 Resolution Specialty Materials 2004 Stock Option Plan	Dec. 31, 2012 Resolution Specialty Materials 2004 Stock Option Plan Options Modified	Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan	Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan Options Modified	Dec. 31, 2012 Hexion LLC 2007 Long-Term Incentive Plan	Dec. 31, 2012 Hexion LLC 2007 Long-Term Incentive Plan Options Modified	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche A Options		Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche A RDUs	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche B Options		Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche B RDUs	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche C Options		Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche C RDU's	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Unit Options	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Unit Options Change of Control	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Momentive Performance Materials Inc. Tranche A Options	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Momentive Performance Materials Inc. Tranche A RDUs	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Momentive Performance Materials Inc. Tranche B Options	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Momentive Performance Materials Inc. Tranche B RDUs	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Momentive Performance Materials Inc. Tranche C Options	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Momentive Performance Materials Inc. Tranche C RDU's	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Subsequent Event	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Minimum Rdus Change of Control Targeted Common Unit Value	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Minimum Rdus Realization Event Targeted Common Unit Value
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options with extended expiration date					63,679		302,433		213,991		1,895,122		381,500
Expiration date				Nov. 01, 2010	Dec. 31, 2017	Nov. 01, 2010	Dec. 31, 2017	Oct. 01, 2014	Dec. 31, 2017	Aug. 01, 2014	Dec. 31, 2017	Apr. 01, 2017	Dec. 31, 2017	Feb. 01, 2021
Shares Outstanding	82,556,847	82,556,847	82,556,847			302,433									2,725,082	[1]	918,975	1,362,533	[2]	454,172	1,362,533	[3]	454,172			527,028	181,830	261,737	87,247	261,737	87,247
Number of shares authorized																																20,800,000
Vesting period																								4 years	6 months								6 months	1 year

[1]	527,028 Tranche A Options and 181,830 Tranche A RDUs related to employees of MPM were also outstanding as of December 31, 2012
[2]	261,737 Tranche B Options and 87,247 Tranche B RDUs related to employees of MPM were also outstanding as of December 31, 2012
[3]	261,737 Tranche C Options and 87,247 Tranche C RDUs related to employees of MPM were also outstanding as of December 31, 2012